Loan from Marine Thinking (the "Target") (Details) - USD ($)		9 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 08, 2026	May 04, 2026	Apr. 06, 2026	Mar. 03, 2026
Loan from Marine Thinking (the "Target") (Details) [Line Items]
Principal amount			$ 150,000	$ 150,000	$ 150,000
Principal amount price per share (in Dollars per share)		$ 10
Outstanding amount	$ 0	$ 600,000
Target Extension Notes [Member]
Loan from Marine Thinking (the "Target") (Details) [Line Items]
Extension fees			$ 150,000	$ 600,000	$ 4	$ 150,000